DESCRIPTION OF BUSINESS (Q3) (Details) $ in Millions		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 02, 2020 USD ($)	Mar. 27, 2020 USD ($)	Sep. 30, 2020 USD ($) Segment shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 03, 2020 shares	Feb. 27, 2020 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of reportable segments | Segment			3		3
Common stock, shares, issued (in shares) | shares			866,687,269					866,158,910
Aggregate principal balance									$ 11,000
Net transfers to parent		$ 10,900	$ 10,359	$ 1,111	$ 1,954	$ 2,685	$ 1,850
UTC Net Investment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net cash contribution from parent	$ 590